JUNE 30, 1999

                               [GRAPHIC OMITTED]

                                BT Mutual Funds



                                 BT Investment
                               Money Market Fund
                               Semi-Annual Report

                         TRUST: BT PYRAMID MUTUAL FUNDS
                   INVESTMENT ADVISOR: BANKERS TRUST COMPANY

--------------------------------------------------------------------------------
Investment Money Market Fund

Table of Contents
--------------------------------------------------------------------------------



              LETTER TO SHAREHOLDERS ........................................ 3

              INVESTMENT MONEY MARKET FUND

                 Statement of Assets and Liabilities ........................ 5

                 Statement of Operations .................................... 6

                 Statements of Changes in Net Assets ........................ 6

                 Financial Highlights ....................................... 7

                 Notes to Financial Statements .............................. 8



              CASH MANAGEMENT PORTFOLIO

                 Statement of Net Assets ....................................10

                 Statement of Operations ....................................16

                 Statements of Changes in Net Assets ........................17

                 Financial Highlights .......................................17

                 Notes to Financial Statements ..............................18




                               -------------------

The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

                               -------------------

--------------------------------------------------------------------------------
Investment Money Market Fund

Letter to Shareholders
--------------------------------------------------------------------------------

We are pleased to present you with this semi-annual report for the Investment Money Market Fund (the "Fund"), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.


MARKET ACTIVITY

In many ways, the semi-annual period ended June 30, 1999 was an after-shock from the global financial crisis that had dominated the money markets throughout 1998.

o As the financial markets began to settle down in the first quarter of 1999 and foreign economies, such as Japan, stabilized and showed signs of recovery, market participants shifted their focus to the strength in the U.S. economy. Although the economic numbers continued to support the strong economy/low inflation scenario, such indicators as robust job growth, low unemployment, and healthy retail sales were perceived as negative for the markets.

o The economy in the second quarter remained very strong. The Federal Reserve Board continued to monitor economic indicators but still did not act, though on May 18th it adopted a policy bias tilted toward higher interest rates. Market expectations of Fed tightening, consumer optimism and spending, above-trend economic growth, and reduced concerns over international turmoil combined to push yields on short-term money market securities significantly higher.

o Over the semi-annual period, the money market yield curve steepened.



                                   RATINGS(2)

                                    S&P: AAAm

                                  Moody's: AAA

The only real relief to the pressures put on the money markets came in March, as developments in Kosovo, Treasury paydowns and softer data supported the short end of the market.

o Market participants exhibited steady demand for short-term U.S. securities as the crisis in Kosovo continued to escalate.

o The budget surplus and expectations of strong April tax receipts also pushed short-end yields lower.

o Strong performance from oil and other commodities kept market participants from buying long-term securities, as inflation fears began to heighten.

As generally expected, at its June 30 meeting, the Federal Reserve Board voted to raise the targeted federal funds rate by 0.25% to 5.00%, on concerns that a strong economy would rekindle inflation.

o This action reversed the trend of monetary policy easing through a series of cuts in the second half of 1998.

o While there is still little evidence of inflation, this monetary policy tightening was intended to make sure the economy does not get derailed by a spiral of rising wages and prices.

o The Federal Reserve Board changed its bias to neutral, which helped the U.S. fixed income markets stage a small rally on the last day of June.


                            STATUS AT JUNE 30, 1999

                        Seven day effective yield: 4.81%

                            Average maturity: 46 days

                           Net assets: $524.5 million



INVESTMENT REVIEW

By staying disciplined to the purchase of high quality instruments and actively adjusting sector allocation as market conditions changed, we were able to produce highly competitive yields in the Investment Money Market Fund.





Six months ended      ANNUALIZED 7 DAY       ANNUALIZED 7 DAY
  June 30, 1999        CURRENT YIELD         EFFECTIVE YIELD
--------------------------------------------------------------------------------
  Investment
  Money Market Fund(1)     4.70%              4.81%
--------------------------------------------------------------------------------
  IBC First Tier Money
  Funds Average            4.26%              4.36%
--------------------------------------------------------------------------------



For most of the semi-annual period, we maintained a slightly long to the benchmark weighted average maturity position, taking advantage of the steeper yield curve and neutral Federal Reserve Board. Since the money markets had already priced in at least one interest rate hike by the time the Fed actually raised rates at the end of June, we were able to take advantage of the higher rates and extend the portfolio at that time.



We also began to implement our strategy for year-end 1999 by taking advantage of the steep yield curve caused by issuers extending their maturities into next year to avoid potential Y2K problems.



MANAGER OUTLOOK

Looking ahead for the near term, the U.S. economy looks very healthy indeed. However, while inflation appears to remain dormant, we should recognize that there have been numerous indicators released that are frequently considered harbingers of future inflation. For example:

o unemployment remains at a thirty-year low

o economic growth has been inordinately robust in historical terms

o oil prices are rebounding, and

o troubled Pacific Rim and other emerging market economies appear to have recovered from recent turmoil.

-------------------

(1) Past performance is not indicative of future results. Yields will vary. Yield quotes for money market funds most closely reflect the fund's current earnings. Although money market funds seek to maintain a share value of $1.00 per share, it is possible to lose money by investing in the Fund. "Current yield" refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Mutual funds are not bank deposits or obligations of any bank, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

(2) Ratings are subject to change and do not remove market risks.

--------------------------------------------------------------------------------
Investment Money Market Fund

Letter to Shareholders
--------------------------------------------------------------------------------

                    Diversification of Portfolio Investments

                       By Asset Type as of June 30, 1999
                      (percentages are based on net assets)

                               [GRAPHIC OMITTED]

In the printed version of the document, a pie chart appears which depicts the following plot points:

Floating Rate Notes 16%

                                                            Commercial Paper 43%

Eurodollar
Certificates
of Deposit 11%

Funding Agreements 2%

                                                      Certificates of Deposit 1%

Yankee
Certificates of Deposit 11%

                          Eurodollar Time Deposits 16%

The Federal Reserve Board itself has suggested that its outlook on interest rates has changed from a bias toward higher rates to neutral. Of course, given the tight labor market and this other economic and price data, the policy makers also said they must "be especially alert." Thus, we believe, as do many analysts, that there may be further interest rate increases on the horizon. Clearly, the degree of tightening and the timing of the Federal Reserve Board's next moves, if any, will be key to U.S. money market performance during the second half of 1999; however, supply and demand factors will likely be even more significant.

For example, we believe issuance of short-term paper may be quite light in the latter part of December and early January. Thus, we intend to continue to implement a barbell strategy within the Money Market Fund by purchasing fixed and floating rate securities maturing in the first quarter of 2000 as opportunities present themselves.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

As always, we appreciate your ongoing support of the Investment Money Market Fund, and we look forward to continuing to serve your investment needs for many years ahead.

                              /s/ Darlene M. Rasel
                              --------------------

                                Darlene M. Rasel
                            Portfolio Manager of the
                            Cash Management Portfolio
                                  June 30, 1999

--------------------------------------------------------------------------------
Investment Money Market Fund

Statement of Assets and Liabilities June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Assets
   Investment in Cash Management Portfolio, at Value ..............................................   $ 526,571,910
   Prepaid Expenses ...............................................................................          16,322
                                                                                                      -------------
Total Assets ......................................................................................     526,588,232
                                                                                                      -------------
Liabilities
   Dividends Payable ..............................................................................       1,954,713
   Due to Bankers Trust ...........................................................................          51,472
   Accrued Expenses ...............................................................................          77,489
                                                                                                      -------------
Total Liabilities .................................................................................       2,083,674
                                                                                                      -------------
Net Assets ........................................................................................   $ 524,504,558
                                                                                                      =============
Shares Outstanding ($0.001 par value per share, unlimited number of shares
   of beneficial interest authorized) .............................................................     524,818,310
                                                                                                      =============
Net Asset Value, Offering and Redemption Price Per Share (net assets divided by shares outstanding)   $        1.00
                                                                                                      =============
Composition of Net Assets
   Paid-in Capital ................................................................................   $ 524,818,310
   Accumulated Net Realized Loss from Investment Transactions .....................................        (313,752)
                                                                                                      -------------
Net Assets, June 30, 1999 .........................................................................   $ 524,504,558
                                                                                                      =============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Investment Money Market Fund

Statement of Operations For the six months ended June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Investment Income
   Income allocated from Cash Management Portfolio, net ......     $ 11,018,640
                                                                   ------------
Expenses
   Administration and Services Fees ..........................          675,011
   Registration Fees .........................................           49,367
   Printing and Shareholder Report Expenses ..................            8,151
   Professional Fees .........................................            6,666
   Trustees Fees .............................................            4,929
   Miscellaneous Expenses ....................................            4,312
                                                                   ------------
   Total Expenses ............................................          748,436
   Less: Fees Waived by Bankers Trust ........................         (358,756)
                                                                   ------------
      Net Expenses ...........................................          389,680
                                                                   ------------
Net Investment Income ........................................       10,628,960
Net Realized Gain from Investment Transactions ...............           23,185
                                                                   ------------
Net Increase in Net Assets from Operations ...................     $ 10,652,145
                                                                   ============


--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                 For the              For the
                                                                             six months ended        year ended
                                                                              June 30, 1999(1)    December 31, 1998
                                                                             -----------------    -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income ..............................................      $    10,628,960       $    22,385,624
   Net Realized Gain from Investment Transactions .....................               23,185                24,609
                                                                             ---------------       ---------------
Net Increase in Net Assets from Operations ............................           10,652,145            22,410,233
                                                                             ---------------       ---------------
Distributions to Shareholders
   Net Investment Income ..............................................          (10,628,960)          (22,385,624)
                                                                             ---------------       ---------------
Capital Transactions in Shares of Beneficial Interest
(at Net Asset Value of $1.00 per share)
   Proceeds from Sales of Shares ......................................        2,439,197,710         4,379,538,319
   Dividend Reinvestments .............................................            7,628,461            18,701,619
   Cost of Shares Redeemed ............................................       (2,358,949,126)       (4,388,043,612)
                                                                             ---------------       ---------------
Net Increase from Capital Transactions in Shares of Beneficial Interest           87,877,045            10,196,326
                                                                             ---------------       ---------------
Total Increase in Net Assets ..........................................           87,900,230            10,220,935
Net Assets
Beginning of Period ...................................................          436,604,328           426,383,393
                                                                             ---------------       ---------------
End of Period .........................................................      $   524,504,558       $   436,604,328
                                                                             ===============       ===============

-----------------

(1) Unaudited.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Investment Money Market Fund

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the years indicated for the Investment Money Market Fund.

                                                   For the
                                                 six months                For the years ended December 31,
                                               ended June 30,   ------------------------------------------------------
                                                   1999(1)        1998        1997       1996         1995        1994
                                               --------------   --------    --------   --------     --------    --------
Per Share Operating Performance:
Net Asset Value, Beginning of Period ........     $   1.00      $   1.00    $   1.00   $   1.00     $   1.00    $   1.00
                                                  --------      --------    --------   --------     --------    --------
Income fromInvestment Operations
   Net Investment Income ....................         0.02          0.05        0.05       0.05         0.06        0.04
   Net Realized Gain (Loss) from Investment
     Transactions ...........................         0.00(2)       0.00(2)     0.00(2)    0.00(2)      0.00(2)    (0.01)
                                                  --------      --------    --------   --------     --------    --------
Total from Investment Operations ............         0.02          0.05        0.05       0.05         0.06        0.03
                                                  --------      --------    --------   --------     --------    --------
Contributions of Capital ....................           --            --          --         --           --        0.01
                                                  --------      --------    --------   --------     --------    --------
Distributions to Shareholders
   Net Investment Income ....................        (0.02)        (0.05)      (0.05)     (0.05)       (0.06)      (0.04)
                                                  --------      --------    --------   --------     --------    --------
Total Distributions .........................        (0.02)        (0.05)      (0.05)     (0.05)       (0.06)      (0.04)
                                                  --------      --------    --------   --------     --------    --------
Net Asset Value, End of Period ..............     $   1.00      $   1.00    $   1.00   $   1.00     $   1.00    $   1.00
                                                  ========      ========    ========   ========     ========    ========
Total Investment Return .....................         2.32%         5.35%       5.40%      5.24%(3)     5.76%       4.05%(3)
Supplemental Data and Ratios:
   Net Assets, End of Period
      (000s omitted) ........................     $524,505      $436,604    $426,383   $416,161     $645,910    $976,472
   Ratios to Average Net Assets:
      Net Investment Income .................         4.64%(4)      5.22%       5.27%      5.12%        5.62%       4.24%
      Expenses, Including Expenses of the
         Cash Management Portfolio ..........         0.35%(4)      0.35%       0.35%      0.35%        0.35%       0.35%
      Decrease Reflected in Above Expense
         Ratios Due to Expenses
         Reimbursed and/or Fees Waived
         by Bankers Trust ...................         0.18%(4)      0.17%       0.17%      0.16%        0.16%       0.21%

------------------------------

(1) Unaudited.

(2) Less than $0.01 per share.

(3) Increased by approximately 0.10% and 0.81% due to contributions of capital for the years ended December 31, 1996 and 1994, respectively.

(4) Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Investment Money Market Fund

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies

A. Organization

BT Pyramid Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on February 28, 1992, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Investment Money Market Fund (the "Fund") is one of the investment funds offered to investors by the Trust. The Fund began operations and offering shares of beneficial interest on July 15, 1992. The Fund invests substantially all of its assets in the Cash Management Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At June 30, 1999, the Fund's investment was approximately 7% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. Security Valuation

Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's notes to Financial Statements, which are included elsewhere in this report.

C. Investment Income

The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Distributions

It is the Fund's policy to declare dividends daily and pay them monthly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distribution of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually to the extent they exceed capital loss carryforwards.

E. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute its taxable income to shareholders. Therefore, no federal income tax provision is required.

F. Other

The Trust accounts separately for assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses that are attributable to all of the Trust's funds are allocated among them. Investment transactions are accounted on a trade date basis. Realized gains and losses are determined on a trade date basis.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .30% of the Fund's average daily net assets.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to .17% of the average daily net assets of the Fund, excluding expenses of the Portfolio and .35% of the average daily net assets of the Fund, including expenses of the Portfolio.

ICC Distributors, Inc., a member of the Forum Group of Companies, provides distribution services to the Fund.

In 1994, the Portfolio sold certain structured notes carried at par to an unrelated third party financial institution at par plus accrued interest, pursuant to a put agreement, and that third party financial institution immediately resold such security to Bankers Trust New York Corporation, the parent of the Advisor, at the same price, also pursuant to a put agreement. As a result of these transactions the Fund's Financial Highlights for the year ended December 31, 1994 reflect its pro rata share of the Portfolio's realized loss on the sale of these securities and a capital contribution in the amount of $6,337,496. In 1996, Bankers Trust contributed capital in the amount of $562,004 to reimburse the Fund for capital losses incurred in prior years.

The Portfolio is a participant with other affiliated entities in a revolving credit facility in the amount of $100,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facility will bear interest at a rate per annum equal to the Federal Funds Rate plus .50%. No amounts were drawn down or outstanding under the credit facility as of and for the six months ended June 30, 1999.

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. In November 1998 Bankers Trust Corporation ("BT Corp.") and Deutsche Bank AG ("Deutsche

--------------------------------------------------------------------------------
Investment Money Market Fund

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Bank") entered into an Agreement and Plan of Merger which was consummated on June 4, 1999. As a result of the transaction, BT Corp. became a wholly-owned subsidiary of Deutsche Bank.

Note 3--Capital Loss Carryforward

At June 30, 1999, capital loss carryforward available as a reduction against future net realized capital gains consisted of $332,746 which will expire in 2002, and $4,211 which will expire in 2005.

--------------------------------------------------------------------------------
Cash Management Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT              DESCRIPTION              VALUE
----------            -----------              -----

              EURODOLLAR CERTIFICATES OF
              DEPOSIT - 10.9%
              Abbey National PLC:
$50,000,000    4.92%, 7/15/99 ........... $  50,000,000
 25,000,000    4.93%, 10/26/99 ..........    25,000,000
 22,000,000    5.44%, 3/13/00 ...........    22,000,000

              ABN Amro,
 25,000,000    4.95%, 10/12/99 ..........    25,000,224

              Bank of Austria,
 12,000,000    4.88%, 7/22/99 ...........    12,000,042

              Bank of Scotland:
 20,000,000    4.93%, 8/03/99 ...........    19,999,086
 30,000,000    4.95%, 8/25/99 ...........    30,000,000

              Barclays Bank PLC,
 35,000,000    4.875%, 8/16/99 ..........    35,000,221

              Cariplo,
 50,000,000    4.89%, 7/12/99 ...........    50,000,000

              Commerzbank,
 10,000,000    5.21%, 2/18/00 ...........     9,984,609

              Credit Agricole,
 20,000,000    4.95%, 10/12/99 ..........    20,000,558

              Dresdner Bank,
 25,000,000    4.96%, 9/30/99 ...........    25,000,940

              Internationale Nederlanden
               U.S. Funding Corp.:
 30,000,000    5.219%, 7/30/99 ..........    30,000,000
 20,000,000    4.94%, 8/16/99 ...........    19,999,649
 25,000,000    4.965%, 8/23/99 ..........    25,000,359
 35,000,000    4.975%, 9/17/99 ..........    35,000,689
 35,000,000    4.975%, 9/22/99 ..........    34,999,444
 20,000,000    4.975%, 11/10/99 .........    20,001,073
 20,000,000    5.155%, 2/22/00 ..........    19,955,245

              Morgan Guaranty,
 65,000,000    4.95%, 11/10/99 ..........    64,997,517

              National Australia Bank,
 20,000,000    4.96%, 11/12/99 ..........    20,000,000

              Norddeutsche Landesbank,
 25,000,000    5.01%, 9/08/99 ...........    25,000,473

              Paribas SA,
 35,000,000    4.90%, 8/11/99 ...........    34,995,324


 PRINCIPAL
  AMOUNT              DESCRIPTION              VALUE
----------            -----------              -----

              Rabobank Nederland, N.V.,
$20,000,000    4.87%, 7/26/99               $20,000,135

              Westdeutsche Landesbank:
 45,000,000    4.895%, 7/08/99 ..........    45,000,000
  8,000,000    4.88%, 7/26/99 ...........     8,000,048
 37,000,000    4.885%, 8/16/99 ..........    37,000,000
 12,000,000    4.96%, 8/25/99 ...........    12,000,000
                                            -----------

Total Eurodollar Certificates of Deposit
(Amortized Cost $775,935,636) ...........   775,935,636
                                           ------------

              YANKEE CERTIFICATES
              OF DEPOSIT - 10.5%
              Bank of Austria,
 15,000,000    5.68%, 8/03/99 ...........    15,007,915

              Banque Nationale de Paris:
  6,000,000    4.87%, 7/02/99 ...........     5,999,997
 75,000,000    4.88%, 7/02/99 ...........    74,999,990

              Barclays Bank PLC,
 75,000,000    4.875%, 7/06/99 ..........    75,000,052



              Bayerische Hypotheka
               Vereinsbank:
 25,000,000    4.91%, 7/08/99 ...........    25,000,000
 12,000,000    5.15%, 4/20/00 ...........    11,999,313


              Bayerische Landesbank,
 91,900,000    4.88%, 7/26/99 ...........    91,895,584

              Commerzbank:
 25,000,000    5.15%, 9/17/99 ...........    25,008,053
  5,000,000    5.01%, 1/10/00 ...........     4,988,355
 20,000,000    4.99%, 2/02/00 ...........    19,976,825
 20,000,000    5.16%, 2/25/00 ...........    19,994,955
 25,000,000    5.20%, 3/15/00 ...........    24,998,170
 20,000,000    5.185%, 3/30/00 ..........    19,992,800

              Credit Agricole,
 20,000,000    5.285%, 3/01/00 ..........    20,010,589

              Credit Commercial de France,
 25,000,000    4.85%, 7/12/99 ...........    25,000,000

              Landesbank Hessen Thuringen,
  3,000,000    5.215%, 2/29/00 ..........     2,999,120

              Lloyds Bank PLC,
 38,000,000    4.94%, 7/12/99 ...........    38,000,000

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Cash Management Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT              DESCRIPTION              VALUE
----------            -----------              -----

              Norddeutsche Landesbank:
$ 8,000,000    5.66%, 7/27/99 ........... $   8,003,180
 10,000,000    5.35%, 5/24/00 ...........     9,994,821

              Paribas SA:
 22,000,000    4.91%, 7/08/99 ...........    22,000,000
 25,000,000    4.95%, 8/24/99 ...........    25,000,000

              Rabobank Nederland, N.V.:
 20,000,000    5.02%, 1/12/00 ...........    19,952,177
 14,000,000    5.14%, 3/20/00 ...........    13,975,107

              Royal Bank of Canada:
 13,000,000    5.035%, 2/08/00 ..........    12,963,073
 15,000,000    5.235%, 3/09/00 ..........    14,999,338
  5,000,000    5.70%, 7/03/00 ...........     4,997,586


              Toronto Dominion Bank:
 20,000,000    5.10%, 2/22/00 ...........    19,994,393
 25,000,000    5.14%, 4/26/00 ...........    24,988,128

              Union Bank of Switzerland,
 15,000,000    5.155%, 2/25/00 ..........    14,996,216

              Westdeutsche Landesbank,
 60,000,000    4.87%, 7/06/99 ...........    60,000,000
                                          -------------

Total Yankee Certificates of Deposit
(Amortized Cost $752,735,737) ...........   752,735,737
                                          -------------

              CERTIFICATES
              OF DEPOSIT - 0.9%
              First Chicago,
 18,000,000    4.87%, 7/08/99 ...........    17,999,836

              First Union Corp.,
 25,000,000    4.93%, 10/20/99 ..........    25,000,000

              NationsBank,
  7,000,000    4.99%, 1/11/00 ...........     6,982,804

              Wachovia Bank,
 10,000,000    4.90%, 1/10/00 ...........     9,993,056
                                          -------------
Total Certificates of Deposit
(Amortized Cost $59,975,696)                 59,975,696
                                          -------------
              EURODOLLAR TIME
              DEPOSITS - 15.7%
              ABN Amro:
 25,000,000    5.10%, 7/14/99 ...........    25,000,000
 50,000,000    4.98%, 11/12/99 ..........    50,000,000




 PRINCIPAL
  AMOUNT              DESCRIPTION              VALUE
----------            -----------              -----

              Banque Bruxelles Lambert:
$35,000,000    5.00%, 10/06/99 .......... $  35,000,000
 25,000,000    4.98%, 11/10/99 ..........    25,000,000

              Bayerische Landesbank:
 25,000,000    4.96%, 10/12/99 ..........    25,000,000
 40,000,000    4.95%, 10/29/99 ..........    40,000,000

              Commerzbank,
 50,000,000    4.92%, 7/08/99 ...........    50,000,000

              Den Danske Bank,
 40,000,000    4.955%, 8/27/99 ..........    40,000,000

              National Australia,
200,000,000    5.75%, 7/01/99 ...........   200,000,000

              National City Cleveland,
349,448,130    4.875%, 7/01/99 ..........   349,448,130

              National Westminster,
 75,000,000    5.15%, 9/23/99 ...........    75,000,000

              Norddeutsche Landesbank,
 25,000,000    4.938%, 9/30/99 ..........    25,000,000

              Toronto Dominion Bank,
 50,000,000    5.75%, 7/01/99 ...........    50,000,000

              Westdeutsche Landesbank:
100,000,000    5.875%, 7/01/99 ..........   100,000,000
 35,000,000    4.93%, 7/22/99 ...........    35,000,000
                                          -------------

Total Eurodollar Time Deposits
(Amortized Cost $1,124,448,130) ......... 1,124,448,130
                                          -------------

              FLOATING RATE
              NOTES - 16.2%
              American Express Centurion Bank:
              Monthly Variable Rate,
 30,000,000    4.994%, 2/14/00 ..........    30,010,665
 20,000,000    4.948%, 3/15/00 ..........    20,000,000
 25,000,000    4.903%, 4/03/00 ..........    25,000,267

              Asset Securitization:
               Quarterly Variable Rate,
 40,000,000    5.06%, 3/06/00 ...........    40,000,000
 30,000,000    5.095%, 3/10/00 ..........    29,997,948

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Cash Management Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT              DESCRIPTION              VALUE
----------            -----------              -----
              Bank of America:
               Monthly Variable Rate,

$15,000,000    4.985%, 8/18/99 .......... $  14,999,632
 10,000,000    5.05%, 4/18/00 ...........    10,006,319

              Bank of Austria:
               Monthly Variable Rate,
 50,000,000    4.888%, 3/15/00 ..........    49,975,592
               Quarterly Variable Rate,
 25,000,000    4.855%, 7/27/99 ..........    24,998,951

              Bank of Scotland:
               Monthly Variable Rate,
 25,000,000    4.898%, 3/15/00 ..........    24,989,559
 25,000,000    4.811%, 5/10/00 ..........    24,985,190

              Banque Nationale de Paris:
               Monthly Variable Rate,
 40,000,000    4.688%, 7/29/99 ..........    39,998,182

              Bayerische Hypotheka Vereinsbank:
               Monthly Variable Rate,
100,000,000    4.869%, 4/13/00 ..........    99,945,109
 25,000,000    4.908%, 4/25/00 ..........    24,989,925
 25,000,000    4.898%, 5/15/00 ..........    24,984,830
 10,000,000    4.908%, 5/15/00 ..........     9,994,394

              Bayerische Landesbank:
               Monthly Variable Rate,
100,000,000    4.843%, 4/10/00 ..........    99,945,831

              Chase Manhattan Bank:
               Quarterly Variable Rate,
 10,000,000    5.00%, 1/12/00 ...........    10,002,893
  6,000,000    5.243%, 2/28/00 ..........     6,008,965
 15,000,000    5.20%, 4/20/00 ...........    15,028,864

              Corporate Receivables Corp.:
               Quarterly Variable Rate,
 30,000,000    5.003%, 2/16/00 ..........    30,000,000

              Credit Agricole:
               Monthly Variable Rate,
 30,000,000    4.90%, 3/16/00 ...........    29,985,298

              First Union Corp.:
               Quarterly Variable Rate,
 10,000,000    5.02%, 10/20/99 ..........    10,000,000



 PRINCIPAL
  AMOUNT              DESCRIPTION              VALUE
----------            -----------              -----
              General Electric Capital Corp.:
               Quarterly Variable Rate,
$20,000,000    5.058%, 9/08/99 .......... $  20,000,000
 50,000,000    4.95%, 4/12/00 ...........    50,000,000
 35,000,000    4.95%, 5/12/00 ...........    35,000,000

              General Motors Acceptance Corp.:
               Quarterly Variable Rate,
  7,500,000    5.018%, 2/24/00 ..........     7,499,991
 20,000,000    5.018%, 2/25/00 ..........    20,001,307

              J.P. Morgan Securities Inc.:
               Daily Variable Rate,
 20,000,000    5.016%, 3/02/00 ..........    20,000,768
                Quarterly Variable Rate,
 14,000,000    4.999%, 2/23/00 ..........    13,999,496
  7,820,000    4.95%, 4/06/00 ...........     7,819,994
 35,000,000    5.13%, 6/23/00 ...........    35,000,000

              Key Bank:
               Monthly Variable Rate,
 25,000,000    5.033%, 6/26/00 ..........    24,985,420

              National Westminster:
               Quarterly Variable Rate,
 25,000,000    4.87%, 8/20/99 ...........    24,997,311

              NationsBank:
               Daily Variable Rate,
 25,000,000    5.05%, 2/04/00 ...........    24,993,577

              National Rural Utility Corp.:
               Quarterly Variable Rate,
 20,000,000    5.006%, 11/23/99 .........    20,000,000
 12,000,000    5.178%, 6/26/00 ..........    11,998,820

              Norwest Corp.:
               Quarterly Variable Rate,
 30,000,000    5.016%, 10/28/99 .........    29,999,017

              PNC Bank:
               Monthly Variable Rate,
 25,000,000    5.098%, 1/31/00 ..........    24,994,213

              Societe Generale:
               Monthly Variable Rate,
 35,000,000    4.913%, 5/15/00 ..........    34,981,747
 25,000,000    4.913%, 5/15/00 ..........    24,990,428

              Wells Fargo Bank:
               Quarterly Variable Rate,
 23,000,000    5.208%, 4/26/00 ..........    22,985,454

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Cash Management Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT              DESCRIPTION              VALUE
----------            -----------              -----
              Westpac Capital Corp.:
               Quarterly Variable Rate,
$10,000,000    4.816%, 4/17/00 .......... $   9,995,243
                                          -------------

Total Floating Rate Notes
 (Amortized Cost $1,160,091,200) ........ 1,160,091,200
                                          -------------

              COMMERCIAL PAPER - 43.3%
               Abbey National PLC,
 15,000,000    4.82%, 7/08/99 ...........    14,985,942

              AlliedSignal,
 15,000,000    5.30%, 2/01/00 ...........    14,525,208

              American General Finance,
 15,000,000    4.83%, 7/26/99 ...........    14,949,687

              American Home Products,
 15,000,000    4.85%, 7/19/99 ...........    14,963,625

              Asset Securitization:
 38,000,000    4.94%, 7/12/99 ...........    37,942,641
 20,000,000    5.05%, 8/16/99 ...........    19,870,944
 18,000,000    5.25%, 8/31/99 ...........    17,839,875

              Associates Corp.,
 20,000,000    4.86%, 7/27/99 ...........    19,929,800

              AT&T Corp.:
 35,000,000    4.82%, 7/16/99 ...........    34,929,708
 15,000,000    4.79%, 7/27/99 ...........    14,948,108

              Bank of America:
 15,000,000    4.82%, 8/16/99 ...........    14,907,617
 10,000,000    4.84%, 11/17/99 ..........     9,813,122

              BBL North America:
 18,000,000    4.84%, 7/09/99 ...........    17,980,640
 28,000,000    4.83%, 7/12/99 ...........    27,958,677

              Bellsouth Telecommunications,
 45,000,000    4.85%, 7/12/99 ...........    44,933,312

              BP America,
100,000,000    5.80%, 7/01/99 ...........   100,000,000

              British Telecom,
  6,500,000    4.91%, 7/21/99 ...........     6,482,269

              BTR Dunlop Finance,
 22,476,000    5.04%, 7/15/99 ...........    22,431,947




 PRINCIPAL
  AMOUNT              DESCRIPTION              VALUE
----------            -----------              -----
              Caterpillar Finance,
$27,000,000    5.30%, 7/14/99 ...........  $ 26,948,325

              Chase Manhattan Bank,
 22,000,000    4.83%, 9/08/99 ...........    21,796,335

              Coca Cola Co.,
 15,000,000    5.27%, 1/20/00 ...........    14,554,246

              Corporate Assets Funding
               Co., Inc.:
 60,000,000    4.82%, 7/15/99 ...........    59,887,533
 30,000,000    4.82%, 7/21/99 ...........    29,919,667
 70,000,000    5.05%, 8/16/99 ...........    69,537,444
 30,000,000    4.90%, 8/23/99 ...........    29,783,583

              Corporate Receivables Corp.:
 80,000,000    4.82%, 7/15/99 ...........    79,847,944
 27,000,000    5.05%, 8/12/99 ...........    26,840,925
 30,000,000    5.05%, 8/13/99 ...........    29,819,042
 52,000,000    4.88%, 8/16/99 ...........    51,658,578
 25,000,000    5.24%, 8/17/99 ...........    24,828,972

              Credit Suisse First Boston,
 30,000,000    4.82%, 8/06/99 ...........    29,855,400

              Cregem:
 15,000,000    4.80%, 7/13/99 ...........    14,976,000
 50,000,000    4.83%, 7/30/99 ...........    49,805,458
 32,000,000    4.84%, 9/10/99 ...........    31,694,542

              DaimlerChrysler:
 14,000,000    4.90%, 8/02/99 ...........    13,939,022

              Delaware Funding Corp.:
 36,000,000    5.05%, 7/30/99 ...........    35,853,550
 30,000,000    4.93%, 8/05/99 ...........    29,856,208
 12,576,000    4.93%, 8/17/99 ...........    12,495,056

              Diageo Capital PLC:
 30,000,000    4.85%, 7/06/99 ...........    29,979,792
 20,000,000    4.85%, 7/15/99 ...........    19,962,278
 15,000,000    4.81%, 8/16/99 ...........    14,907,808
 60,000,000    4.84%, 9/24/99 ...........    59,315,278

              DuPont de Nemours & Co.:
 25,000,000    4.84%, 7/08/99 ...........    24,976,472
 30,000,000    4.87%, 7/19/99 ...........    29,926,950

              Emerson Electric,
 25,000,000    5.27%, 1/31/00 ...........    24,216,819

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Cash Management Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT              DESCRIPTION              VALUE
----------            -----------              -----
              Ford Motor Credit:
$50,000,000    5.65%, 7/01/99 ........... $  50,000,000
 35,000,000    5.03%, 8/17/99 ...........    34,770,157

              General Electric Capital Corp.:
 25,000,000    4.82%, 7/15/99 ...........    24,953,139
 15,000,000    4.89%, 7/22/99 ...........    14,957,212
 25,000,000    4.83%, 7/28/99 ...........    24,909,437
 18,000,000    4.78%, 8/02/99 ...........    17,923,520
 25,000,000    4.83%, 9/30/99 ...........    24,694,771
 23,000,000    5.20%, 2/02/00 ...........    22,282,400
 22,000,000    4.95%, 2/07/00 ...........    21,331,475

              General Electric Capital Corp.:
               International Fund,
 40,000,000    5.31%, 2/15/00 ...........    38,648,900

              Generale Fund:
 13,163,000    4.88%, 7/14/99 ...........    13,139,804
 45,000,000    4.82%, 8/05/99 ...........    44,789,125
 15,000,000    5.23%, 9/13/99 ...........    14,838,742
 11,300,000    4.80%, 10/27/99 ..........    11,122,213

              General Motors Acceptance Corp.:
 40,000,000    4.88%, 7/08/99 ...........    39,962,044
 23,000,000    4.97%, 7/16/99 ...........    22,952,372
 40,000,000    4.87%, 7/29/99 ...........    39,848,489
 12,000,000    4.87%, 8/04/99 ...........    11,944,807
 35,000,000    4.94%, 8/16/99 ...........    34,779,072
 15,000,000    5.22%, 1/31/00 ...........    14,534,550

              Gillette Co.,
 15,000,000    5.70%, 7/01/99 ...........    15,000,000

              Glaxo Wellcome PLC:
 25,300,000    4.80%, 7/29/99 ...........    25,205,547
 25,000,000    4.82%, 8/10/99 ...........    24,866,111

              Hydro-Quebec,
 27,000,000    4.80%, 8/12/99 ...........    26,848,800

              Internationale Nederlanden
               U.S. Funding Corp.,
 25,000,000    4.84%, 7/06/99 ...........    24,983,194

              J.P. Morgan, Inc.:
 45,000,000    4.82%, 7/06/99 ...........    44,969,875
 42,000,000    5.03%, 8/16/99 ...........    41,730,057
 22,000,000    4.90%, 9/15/99 ...........    21,772,422





 PRINCIPAL
  AMOUNT              DESCRIPTION              VALUE
----------            -----------              -----
              Mellon Financial Co.,
$30,000,000    5.03%, 8/16/99 ........... $  29,807,183

              MetLife Funding, Inc.,
 52,772,000    4.86%, 7/06/99 ...........    52,736,344

              Motorola, Inc.,
 20,000,000    5.20%, 8/05/99 ...........    19,898,889

              National Rural Utilities CFC:
 22,000,000    4.84%, 7/16/99 ...........    21,955,633
 20,000,000    5.04%, 9/17/99 ...........    19,781,600

              Panasonic Finance, Inc.,
 40,000,000    5.80%, 7/01/99 ...........    40,000,000

              Pfizer, Inc.:
 15,349,000    5.80%, 7/01/99 ...........    15,349,000
 34,900,000    4.95%, 7/15/99 ...........    34,832,818
 40,500,000    4.98%, 7/19/99 ...........    40,399,155
 30,000,000    4.98%, 7/22/99 ...........    29,912,850

              Province of Quebec:
 16,220,000    4.77%, 7/13/99 ...........    16,194,210
 15,305,000    4.80%, 7/15/99 ...........    15,276,432

              Quincy Capital Corp.:
 14,035,000    4.87%, 7/06/99 ...........    14,025,508
 34,145,000    4.87%, 7/07/99 ...........    34,117,287
 35,000,000    4.86%, 7/13/99 ...........    34,943,300
 28,493,000    5.05%, 8/03/99 ...........    28,361,100
 25,000,000    5.05%, 8/13/99 ...........    24,849,201
 16,000,000    5.08%, 8/17/99 ...........    15,893,884

              Receivables Capital Corp.:
 27,000,000    4.91%, 7/06/99 ...........    26,981,588
 10,000,000    5.34%, 7/06/99 ...........     9,992,584
 15,000,000    4.82%, 7/09/99 ...........    14,983,933
 45,654,000    4.87%, 7/14/99 ...........    45,573,712

              Repsol International Finance B.U.:
 34,870,000    4.87%, 7/07/99 ...........    34,841,830
 25,000,000    4.87%, 7/15/99 ...........    24,952,654

              Rio Tinto America, Inc.,
 30,000,000    5.04%, 8/16/99 ...........    29,806,800

              Riverwoods Funding Corp.,
 25,000,000    4.84%, 7/09/99 ...........    24,973,111

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Cash Management Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT              DESCRIPTION              VALUE
----------            -----------              -----
              Shell Oil Co.,
$17,000,000    4.97%, 7/15/99 ........... $  16,967,144

              Union Bank of Switzerland,
100,000,000    5.75%, 7/01/99 ...........   100,000,000

              USAA Capital Corp.,
  5,000,000    4.83%, 7/15/99 ...........     4,990,608

              Wachovia Bank:
  8,000,000    4.93%, 2/07/00 ...........     7,757,883
 25,000,000    5.18%, 2/15/00 ...........    24,176,236

              Windmill Funding Corp.:
 53,000,000    4.88%, 7/12/99 ...........    52,920,583
 27,000,000    4.93%, 7/13/99 ...........    26,955,630
  6,125,000    4.91%, 7/26/99 ...........     6,104,115
 25,000,000    4.93%, 8/02/99 ...........    24,890,444
 13,000,000    4.94%, 8/02/99 ...........    12,942,916
 13,450,000    4.94%, 8/06/99 ...........    13,383,557
 15,000,000    4.94%, 8/09/99 ...........    14,919,725
                                          -------------

Total Commercial Paper
 (Amortized Cost $3,090,784,031) ........ 3,090,784,031
                                          -------------

              FUNDING AGREEMENTS - 2.2%
              First Allmerica Financial
               Life Insurance Co.:
               Monthly Variable Rate,
$55,000,000    4.90%, 4/17/00(1) ........  $ 55,000,000

              Transamerica Life:
               Monthly Variable Rate,
 35,000,000    4.951%, 6/13/00(1) .......    35,000,000

              Travelers Insurance Co.:
               Monthly Variable Rate,
 40,000,000    4.984%, 2/23/00(1) .......    40,000,000
 30,000,000    4.97%, 4/03/00(1) ........    30,000,000
                                          -------------

Total Funding Agreements
 (Amortized Cost $160,000,000) ..........   160,000,000
                                          -------------

Total Investments
 (Amortized Cost $7,123,970,430).. 99.7%  7,123,970,430

Other Assets in Excess of
 Liabilities .....................  0.3%     22,449,437
                                  ------  -------------
Net Assets - 100.0% ..............100.0% $7,146,419,867
                                  =====   =============

-----------------

(1) Illiquid security.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

Cash Management Portfolio

Statement of Operations For the six months ended June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Investment Income
   Interest ...............................................       $ 166,249,559
                                                                  -------------
Expenses
   Advisory Fees ..........................................           5,013,875
   Administration and Services Fees .......................           1,671,292
   Professional Fees ......................................              13,334
   Trustees Fees ..........................................               1,935
   Miscellaneous Expenses .................................                 796
                                                                  -------------
   Total Expenses .........................................           6,701,232
   Less: Fees Waived by Bankers Trust .....................            (684,734)
                                                                  -------------
      Net Expenses ........................................           6,016,498
                                                                  -------------
Net Investment Income .....................................         160,233,061
Net Realized Gain from Investment Transactions ............             325,021
                                                                  -------------
Net Increase in Net Assets from Operations ................       $ 160,558,082
                                                                  =============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Cash Management Portfolio

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                      For the               For the
                                                                 six months ended          year ended
                                                                  June 30, 1999(1)      December 31, 1998
                                                                 -----------------     ------------------
Increase (Decrease)  in Net Assets from:
Operations
   Net Investment Income .................................      $    160,233,061       $    286,987,238
   Net Realized Gain from Investment Transactions ........               325,021                320,470
                                                                ----------------       ----------------
Net Increase in Net Assets Resulting from Operations .....           160,558,082            287,307,708
                                                                ----------------       ----------------
Capital Transactions
   Proceeds from Capital Invested ........................        20,588,149,400         85,829,057,272
   Value of Capital Withdrawn ............................       (19,066,540,604)       (84,691,836,966)
                                                                ----------------       ----------------
Net Increase in Net Assets from Capital Share Transactions         1,521,608,796          1,137,220,306
                                                                ----------------       ----------------
Total Increase in Net Assets .............................         1,682,166,878          1,424,528,014
Net Assets
Beginning of Period ......................................         5,464,252,989          4,039,724,975
                                                                ----------------       ----------------
End of Period ............................................      $  7,146,419,867       $  5,464,252,989
                                                                ================       ================

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------

Contained below are selected ratios and supplemental data for each of the periods indicated for the Cash Management Portfolio.

                                               For the
                                             six months                  For the years ended December 31,
                                            ended June 30,   -----------------------------------------------------------------
                                                1999(1)        1998           1997         1996           1995        1994
                                            --------------   -----------------------------------------------------------------
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted).. $7,146,420     $5,464,253    $4,039,725    $3,261,910    $2,615,932   $2,735,025
   Ratios to Average Net Assets:
      Net Investment Income..................       4.80%          5.37%         5.43%         5.27%         5.77%        4.24%
      Expenses...............................       0.18%(2)       0.18%         0.18%         0.18%         0.18%        0.18%
      Decrease Reflected in Above
        Expense Ratios Due to Expenses
        Reimbursed and/or Fees Waived by
        Bankers Trust........................       0.02%(2)       0.02%         0.02%         0.02%         0.02%        0.02%

------------------

(1) Unaudited.

(2) Annualized

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

Cash Management Portfolio

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies.

A. Organization

The Cash Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990, as an unincorporated trust under the laws of New York, and began operations on July 23, 1990. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940 and represents the fair value of the Portfolio's investments.

C. Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Repurchase Agreements

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of a default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E. Federal Income Taxes

The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets. For the six months ended June 30, 1999, administrative and service fees amounted to $1,671,292, of which $307,296 was payable at the end of the period.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .15% of the Portfolio's average daily net assets. For the six months ended June 30, 1999, advisory fees amounted to $5,013,875, of which $921,887 was payable at the end of the period.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
 .18% of the average daily net assets of the Portfolio.

In 1994, the Portfolio sold certain structured notes carried at par to an unrelated third party financial institution at par plus accrued interest, pursuant to a put agreement, and that third party financial institution immediately resold such security to Bankers Trust New York Corporation, the parent of the Advisor, at the same price, also pursuant to a put agreement. As a result of these transactions the Portfolio's Financial Highlights for the year ended December 31, 1994, reflect the Portfolio's realized loss on the sale of these securities and a capital contribution in the amount of $18,718,663. In 1996, Bankers Trust contributed capital in the amount of $1,113,488 to reimburse the Cash Management Portfolio for capital losses incurred in prior years.

The Portfolio is a participant with other affiliated entities in a revolving credit facility in the amount of $100,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facility will bear interest at a rate per annum equal to the Federal Funds Rate plus .50%. No amounts were drawn down or outstanding under the credit facility as of and for the six months ended June 30, 1999.

--------------------------------------------------------------------------------
Cash Management Portfolio

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. In November 1998 Bankers Trust Corporation ("BT Corp.") and Deutsche Bank AG ("Deutsche Bank") entered into an Agreement and Plan of Merger which was consummated on June 4, 1999. As a result of the transaction, BT Corp. became a wholly-owned subsidiary of Deutsche Bank.

Note 3--Net Assets

At June 30, 1999 net assets consisted of:

Paid-in Capital                          $7,146,419,867
                                         ==============

Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Distributor
ICC DISTRIBUTORS, INC.
Two Portland Square
Portland, ME  04101

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD  21201

Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY  10019

[GRAPHIC OMITTED]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager
or write to us at:             BT Service Center
                               P.O. Box 419210
                               Kansas City, MO 64141-6210
or call our toll-free number:  1-800-730-1313
This report must be preceded or accompanied by a current prospectus for the Fund.

BT Investment Money Market Fund                     CUSIP 055847206
BT Pyramid Mutual Funds                             460SA (6/99)


Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101